MUZINICH LOW DURATION FUND

SCHEDULE OF INVESTMENTS at March 31, 2022 (Unaudited)

Principal
Amount†		Value
CORPORATE BONDS: 84.8%
Airlines: 3.9%
	Air France-KLM
EUR 700,000	3.000%, 7/1/24	$752,263
EUR 300,000	3.875%, 7/1/26	303,667
	American Airlines Inc/AAdvantage Loyalty IP Ltd
2,045,000	5.500%, 4/20/26	2,063,415
	Cathay Pacific MTN Financing HK Ltd
1,940,000	4.875%, 8/17/26	1,881,884
	Delta Air Lines Inc
1,050,000	3.800%, 4/19/23	1,057,675
1,110,000	7.000%, 5/1/25	1,194,057
	Delta Air Lines Inc / SkyMiles IP Ltd
2,360,000	4.500%, 10/20/25	2,377,469
	Deutsche Lufthansa AG
EUR 1,300,000	1.625%, 11/16/23	1,430,091
EUR 1,400,000	3.000%, 5/29/26	1,495,040
EUR 1,200,000	3.750%, 2/11/28	1,280,088
	easyJet PLC
EUR 700,000	1.750%, 2/9/23	781,269
	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd
1,325,000	6.500%, 6/20/27	1,382,969
	Singapore Airlines Ltd
1,100,000	3.000%, 7/20/26	1,062,453
	Wizz Air Finance Co BV
EUR 1,300,000	1.350%, 1/19/24	1,415,433
EUR 625,000	1.000%, 1/19/26	637,329
		19,115,102
Automotive & Auto Parts: 6.0%
	Faurecia SE
EUR 1,100,000	2.625%, 6/15/25	1,188,526
EUR 1,100,000	2.750%, 2/15/27	1,116,110
	FCE Bank PLC
GBP 400,000	2.727%, 6/3/22	526,344
EUR 800,000	1.615%, 5/11/23	890,872
	Ford Motor Credit Co LLC
500,000	1.383% (3 Month LIBOR USD + 1.080%), 8/3/22 [1]	498,341
1,000,000	1.741% (3 Month LIBOR USD + 1.235%), 2/15/23 [1]	992,574
600,000	3.810%, 1/9/24	600,231
EUR 850,000	3.250%, 9/15/25	955,193
650,000	3.375%, 11/13/25	631,205
	General Motors Financial Co Inc
1,150,000	5.100%, 1/17/24	1,190,189
1,170,000	4.350%, 4/9/25	1,192,368
	Genuine Parts Co
200,000	1.750%, 2/1/25	191,376
	Harley-Davidson Financial Services Inc
EUR 500,000	0.900%, 11/19/24	549,599
	Hyundai Capital America
1,825,000	1.650%, 9/17/26	1,668,552
	IHO Verwaltungs GmbH
EUR 800,000	3.625% Cash or 4.000% PIK, 5/15/25 PIK	876,642
EUR 700,000	3.750% Cash or 5.000% PIK, 9/15/26 PIK	753,006
	Jaguar Land Rover Automotive PLC
1,100,000	7.750%, 10/15/25	1,139,347
EUR 625,000	4.500%, 7/15/28	627,259
	Kia Corp
650,000	1.000%, 4/16/24	621,792
1,030,000	2.375%, 2/14/25	1,003,218
	Nissan Motor Co Ltd
1,894,000	3.043%, 9/15/23	1,891,744
1,500,000	3.522%, 9/17/25	1,473,763
EUR 700,000	2.652%, 3/17/26	781,415
	Pirelli & C SPA
EUR 860,000	1.375%, 1/25/23	957,459
	RCI Banque SA
EUR 1,090,000	0.023% (3 Month EURIBOR + 0.570%), 11/4/24 [1]	1,198,213
EUR 1,100,000	0.075% (3 Month EURIBOR + 0.580%), 3/12/25 [1]	1,207,959
EUR 575,000	0.500%, 7/14/25	600,989
	Schaeffler AG
EUR 1,100,000	2.750%, 10/12/25	1,224,094
	Stellantis NV
1,000,000	5.250%, 4/15/23	1,021,955
	ZF Finance GmbH
EUR 1,500,000	3.000%, 9/21/25	1,633,597
		29,203,932
Banking: 21.4%
	Abanca Corp Bancaria SA
EUR 500,000	4.625% (5 Year Swap Rate EUR + 5.014%), 4/7/30 [1,4]	557,550
	ABN AMRO Bank NV
500,000	4.750%, 7/28/25	511,811
4,200,000	4.400% (5 Year Swap Rate USD + 2.197%), 3/27/28 [1,4]	4,224,751
	AHB Sukuk Co Ltd
700,000	4.375%, 9/19/23	715,352
	AIB Group PLC
EUR 1,700,000	1.875% (5 Year Swap Rate EUR + 2.150%), 11/19/29 [1,4]	1,839,351
EUR 300,000	2.875% (5 Year Swap Rate EUR + 3.300%), 5/30/31 [1,4]	328,121
	Alpha Bank SA
EUR 1,325,000	3.000% (EUSA1 + 3.468%), 2/14/24 [1,4]	1,460,357
	Australia & New Zealand Banking Group Ltd
300,000	2.950% (5 Year CMT Rate + 1.288%), 7/22/30 [1,4]	289,385
	Banco Comercial Portugues SA
EUR 600,000	3.871% (5 Year Swap Rate EUR + 4.231%), 3/27/30 [1,4]	613,408
EUR 900,000	4.000% (5 Year Swap Rate EUR + 4.065%), 5/17/32 [1,4]	899,463
	Banco de Sabadell SA
EUR 2,000,000	5.375% (5 Year Swap Rate EUR + 5.100%), 12/12/28 [1,4]	2,314,285
EUR 900,000	2.500% (5 Year Swap Rate EUR + 2.950%), 4/15/31 [1,4]	933,229
	Bank of America Corp
EUR 750,000	0.513% (3 Month EURIBOR + 1.000%), 9/22/26 [1]	834,420
	Bank of Ireland Group PLC
GBP 1,300,000	3.125% (GUKG5 + 2.700%), 9/19/27 [1,4]	1,709,405
EUR 1,050,000	2.375% (5 Year Swap Rate EUR + 2.800%), 10/14/29 [1,4]	1,150,986
	Barclays Bank PLC
1,400,000	7.625%, 11/21/22	1,435,516
	Barclays PLC
GBP 300,000	3.750% (GUKG5 + 3.750%), 11/22/30 [1,4]	395,648
EUR 1,060,000	1.125% (5 Year Swap Rate EUR + 1.550%), 3/22/31 [1,4]	1,111,881
	BBVA Bancomer SA
2,100,000	6.750%, 9/30/22	2,136,866
150,000	4.375%, 4/10/24	153,075
	BNP Paribas SA
GBP 900,000	2.000% (GUKG5 + 1.650%), 5/24/31 [1,4]	1,108,625
	BPCE SA
1,270,000	5.700%, 10/22/23	1,315,002
2,310,000	5.150%, 7/21/24	2,382,224
	Caixa Geral de Depositos SA
EUR 1,200,000	5.750% (5 Year Swap Rate EUR + 5.500%), 6/28/28 [1,4]	1,387,306
	CaixaBank SA
EUR 3,000,000	2.750% (5 Year Swap Rate EUR + 2.350%), 7/14/28 [1,4]	3,373,086
EUR 3,000,000	2.250% (5 Year Swap Rate EUR + 1.680%), 4/17/30 [1,4]	3,304,586
	Commerzbank AG
500,000	8.125%, 9/19/23	528,798
EUR 1,200,000	4.000% (5 Year Swap Rate EUR + 4.350%), 12/5/30 [1,4]	1,359,157
EUR 600,000	1.375% (5 Year Swap Rate EUR + 1.730%), 12/29/31 [1,4]	599,477
	Commonwealth Bank of Australia
EUR 500,000	1.936% (5 Year Swap Rate EUR + 1.450%), 10/3/29 [1,4]	555,331
	Cooperatieve Rabobank UA
3,800,000	4.000% (5 Year Swap Rate USD + 1.892%), 4/10/29 [1,4]	3,816,218
	Danske Bank A/S
EUR 1,900,000	2.500% (5 Year Swap Rate EUR + 2.500%), 6/21/29 [1,4]	2,139,277
	Deutsche Bank AG
1,532,000	1.738% (3 Month LIBOR USD + 1.230%), 2/27/23 [1]	1,540,402
3,175,000	4.296% (5 Year Swap Rate USD + 2.248%), 5/24/28 [1,4]	3,144,929
	ING Groep NV
2,500,000	4.700% (5 Year Swap Rate USD + 1.938%), 3/22/28 [1,4]	2,519,790
EUR 500,000	3.000% (5 Year Swap Rate EUR + 2.850%), 4/11/28 [1,4]	565,644
EUR 2,700,000	2.500% (5 Year Swap Rate EUR + 2.150%), 2/15/29 [1,4]	3,045,234
EUR 900,000	1.625% (5 Year Swap Rate EUR + 1.250%), 9/26/29 [1,4]	992,022
	Intesa Sanpaolo SPA
3,300,000	5.017%, 6/26/24	3,331,144
EUR 2,900,000	1.400% (3 Month EURIBOR + 1.900%), 9/26/24 [1]	3,209,746
EUR 1,000,000	4.375% (5 Year Swap Rate EUR + 4.750%), 7/12/29 [1,4]	1,154,397
	La Banque Postale SA
EUR 1,100,000	0.875% (5 Year Swap Rate EUR + 1.380%), 1/26/31 [1,4]	1,143,753
	Lloyds Banking Group PLC
EUR 3,000,000	1.750% (5 Year Swap Rate EUR + 1.300%), 9/7/28 [1,4]	3,349,098
	Nationwide Building Society
EUR 550,000	2.000% (5 Year Swap Rate EUR + 1.500%), 7/25/29 [1,4]	613,028
	NatWest Group PLC
325,000	5.125%, 5/28/24	335,270
2,325,000	3.754% (5 Year CMT Rate + 2.100%), 11/1/29 [1,4]	2,309,946
GBP 880,000	3.622% (GUKG5 + 3.550%), 8/14/30 [1,4]	1,154,220
	NBK SPC Ltd
750,000	1.625% (SOFR + 1.050%), 9/15/27 [1,4]	687,041
	QNB Finansbank AS
900,000	4.875%, 5/19/22	902,912
	Raiffeisen Bank International AG
EUR 1,000,000	1.500% (5 Year Swap Rate EUR + 2.150%), 3/12/30 [1,4]	1,036,900
	Santander UK PLC
3,480,000	5.000%, 11/7/23	3,565,260
	Societe Generale SA
1,160,000	5.000%, 1/17/24	1,183,458
EUR 1,600,000	1.375% (5 Year Swap Rate EUR + 0.900%), 2/23/28 [1,4]	1,772,270
EUR 3,200,000	1.000% (5 Year Swap Rate EUR + 1.550%), 11/24/30 [1,4]	3,378,339
	Standard Chartered PLC
1,180,000	3.885% (3 Month LIBOR USD + 1.080%), 3/15/24 [1,4]	1,189,354
1,400,000	3.516% (5 Year CMT Rate + 1.850%), 2/12/30 [1,4]	1,368,587
EUR 400,000	1.200% (5 Year Swap Rate EUR + 1.550%), 9/23/31 [1,4]	413,293
	UniCredit SPA
EUR 1,600,000	4.875% (EUAMDB05 + 4.739%), 2/20/29 [1,4]	1,837,535
EUR 450,000	2.000% (5 Year Swap Rate EUR + 2.400%), 9/23/29 [1,4]	482,579
	Virgin Money UK PLC
GBP 500,000	4.000% (GUKG1 + 2.800%), 9/25/26 [1,4]	668,196
GBP 2,200,000	7.875% (GUKG5 + 7.128%), 12/14/28 [1,4]	3,090,141
GBP 1,050,000	5.125% (GUKG5 + 5.250%), 12/11/30 [1,4]	1,427,626
	Volksbank Wien AG
EUR 2,800,000	2.750% (5 Year Swap Rate EURIBOR + 2.550%), 10/6/27 [1,4]	3,096,916
	Westpac Banking Corp
2,545,000	2.894% (5 Year CMT Rate + 1.350%), 2/4/30 [1,4]	2,457,858
	Zuercher Kantonalbank
EUR 1,450,000	2.625% (5 Year Swap Rate EUR + 1.850%), 6/15/27 [1,4]	1,609,644
		104,060,479
Broadcasting: 0.3%
	Magallanes Inc
968,000	3.638%, 3/15/25	975,070
	Pinewood Finance Co Ltd
GBP 500,000	3.250%, 9/30/25	637,119
		1,612,189
Building Materials: 0.5%
	James Hardie International Finance DAC
EUR 1,355,000	3.625%, 10/1/26	1,518,396
922,000	5.000%, 1/15/28	909,442
		2,427,838
Cable/Satellite TV: 0.9%
	Radiate Holdco LLC / Radiate Finance Inc
500,000	4.500%, 9/15/26	482,344
	United Group BV
EUR 1,000,000	4.125% (3 Month EURIBOR + 4.125%), 5/15/25 [1]	1,100,018
EUR 1,400,000	3.125%, 2/15/26	1,449,506
EUR 1,360,000	3.250% (3 Month EURIBOR + 3.250%), 2/15/26 [1]	1,440,807
		4,472,675
Capital Goods: 2.2%
	CNH Industrial NV
1,000,000	4.500%, 8/15/23	1,021,479
	Daimler Trucks Finance North America LLC
2,475,000	1.625%, 12/13/24	2,367,666
2,300,000	–%, 4/7/25 [8]	2,297,470
	Fortune Star BVI Ltd
EUR 753,000	4.350%, 5/6/23	792,402
	Schenck Process Holding GmbH
EUR 800,000	5.375%, 6/15/23	876,929
	Traton Finance Luxembourg SA
EUR 800,000	0.125%, 11/10/24	859,950
	Westinghouse Air Brake Technologies Corp
2,525,000	4.400%, 3/15/24 [1]	2,575,060
		10,790,956
Chemicals: 0.4%
	CNAC HK Finbridge Co Ltd
250,000	3.375%, 6/19/24	249,123
240,000	4.875%, 3/14/25	246,886
	MEGlobal Canada ULC
350,000	5.000%, 5/18/25	361,627
	PTT Global Chemical PCL
200,000	4.250%, 9/19/22	201,616
	Syngenta Finance NV
900,000	4.441%, 4/24/23	912,528
		1,971,780
Consumer-Products: 0.5%
	GSK Consumer Healthcare Capital NL BV
EUR 500,000	1.250%, 3/29/26	553,579
	Kimberly-Clark de Mexico SAB de CV
1,791,000	3.250%, 3/12/25	1,805,901
		2,359,480
Containers: 0.1%
	Trivium Packaging Finance BV
EUR 500,000	3.750% (3 Month EURIBOR + 3.750%), 8/15/26 [1]	549,325

Diversified Financial Services: 16.6%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
1,520,000	4.500%, 9/15/23	1,532,991
815,000	1.150%, 10/29/23	781,051
1,801,000	3.150%, 2/15/24	1,771,224
775,000	1.650%, 10/29/24	733,257
375,000	2.450%, 10/29/26	347,301
	Air Lease Corp
2,560,000	2.200%, 1/15/27	2,376,677
	Aircastle Ltd
350,000	5.000%, 4/1/23	355,825
1,200,000	4.400%, 9/25/23	1,205,980
897,000	4.125%, 5/1/24	896,837
1,930,000	4.250%, 6/15/26	1,900,671
	AnaCap Financial Europe SA SICAV-RAIF
EUR 1,000,000	5.000% (3 Month EURIBOR + 5.000%), 8/1/24 [1]	1,049,353
	Ares Capital Corp
2,370,000	3.500%, 2/10/23	2,383,696
1,680,000	4.200%, 6/10/24	1,694,706
1,000,000	4.250%, 3/1/25	1,001,515
200,000	3.250%, 7/15/25	194,462
	Aviation Capital Group LLC
2,370,000	3.875%, 5/1/23	2,382,405
1,500,000	5.500%, 12/15/24	1,546,750
	Avolon Holdings Funding Ltd
700,000	5.125%, 10/1/23	713,078
	AXA Logistics Europe Master SCA
EUR 575,000	0.375%, 11/15/26	597,909
	BOC Aviation Ltd
460,000	2.750%, 12/2/23	456,206
	Bracken MidCo1 PLC
GBP 775,000	6.750% Cash or 7.000% PIK, 11/1/27 PIK	982,204
	CDBL Funding 2
1,050,000	3.000%, 8/1/22	1,050,126
	Credit Suisse Group AG
EUR 300,000	0.437% (3 Month EURIBOR + 1.000%), 1/16/26 [1]	328,044
900,000	7.500% (5 Year Swap Rate USD + 4.598%), 12/11/23 [1,4,5]	933,187
450,000	6.250% (5 Year Swap Rate USD + 3.455%), 12/18/24 [1,4,5]	455,043
	DAE Funding LLC
800,000	1.550%, 8/1/24	756,917
1,492,000	2.625%, 3/20/25	1,421,130
	DAE Sukuk Difc Ltd
1,080,000	3.750%, 2/15/26	1,054,971
	doValue SPA
EUR 1,050,000	3.375%, 7/31/26	1,119,485
	Encore Capital Group Inc
GBP 775,000	5.375%, 2/15/26	1,014,767
	Garfunkelux Holdco 3 SA
EUR 1,520,000	6.750%, 11/1/25	1,679,559
EUR 2,700,000	6.250% (3 Month EURIBOR + 6.250%), 5/1/26 [1]	2,991,804
	Hoist Finance AB
EUR 2,500,000	2.750%, 4/3/23	2,812,310
	Huarong Finance 2017 Co Ltd
2,000,000	1.465% (3 Month LIBOR USD + 1.150%), 11/7/22 [1]	1,987,500
	Huarong Finance 2019 Co Ltd
520,000	1.613% (3 Month LIBOR USD + 1.125%), 2/24/23 [1]	512,200
	Huarong Universe Investment Holding Ltd
EUR 1,300,000	1.625%, 12/5/22	1,348,609
	Icahn Enterprises LP / Icahn Enterprises Finance Corp
2,360,000	6.375%, 12/15/25	2,381,299
	ICBCIL Finance Co Ltd
1,000,000	1.606% (3 Month LIBOR USD + 1.100%), 5/15/23 [1]	1,000,717
	ICD Funding Ltd
3,450,000	4.625%, 5/21/24	3,511,941
	Intrum AB
EUR 500,000	4.875%, 8/15/25	558,778
	IS Hong Kong Investment Ltd
1,000,000	2.900%, 12/30/22	998,998
	Jerrold Finco PLC
GBP 1,075,000	4.875%, 1/15/26	1,363,388
	LeasePlan Corp NV
EUR 400,000	0.250%, 9/7/26	413,850
	Lincoln Financing SARL
EUR 1,080,000	3.625%, 4/1/24	1,195,336
	Mirae Asset Securities Co Ltd
500,000	2.125%, 7/30/23	493,114
1,180,000	2.625%, 7/30/25	1,142,351
	Mitsubishi HC Capital UK PLC
EUR 425,000	–%, 10/29/24 [8]	456,748
	Nexi SPA
EUR 1,580,000	1.625%, 4/30/26	1,669,969
	Owl Rock Capital Corp
2,705,000	4.000%, 3/30/25 [6]	2,665,748
1,115,000	3.750%, 7/22/25	1,081,160
	Park Aerospace Holdings Ltd
2,000,000	4.500%, 3/15/23	2,015,299
2,320,000	5.500%, 2/15/24	2,377,706
	REC Ltd
800,000	5.250%, 11/13/23	819,740
1,300,000	3.375%, 7/25/24	1,286,374
200,000	3.500%, 12/12/24	198,255
200,000	2.250%, 9/1/26	184,924
840,000	2.750%, 1/13/27	788,357
	Sherwood Financing PLC
EUR 1,520,000	4.625% (3 Month EURIBOR + 4.625%), 11/15/27 [1]	1,663,853
	Shriram Transport Finance Co Ltd
900,000	4.150%, 7/18/25	858,375
	SoftBank Group Corp
750,000	3.125%, 1/6/25	696,562
1,475,000	4.000%, 7/6/26	1,361,499
	Tesco Personal Finance Group PLC
GBP 150,000	3.500%, 7/25/25 [1]	198,437
	TP ICAP Finance PLC
GBP 256,000	5.250%, 1/26/24	346,639
	UBS AG
3,475,000	5.125%, 5/15/24	3,561,194
	UBS Group AG
960,000	7.000% (USSW5YF + 4.866%), 2/19/25 [1,4,5]	1,020,406
		80,680,767
Diversified Media: 0.2%
	Adevinta ASA
EUR 675,000	2.625%, 11/15/25	743,923

Energy: 5.2%
	Archrock Partners LP / Archrock Partners Finance Corp
1,190,000	6.875%, 4/1/27	1,205,006
	Blue Racer Midstream LLC / Blue Racer Finance Corp
2,100,000	7.625%, 12/15/25	2,198,479
	Cheniere Corpus Christi Holdings LLC
2,220,000	7.000%, 6/30/24	2,364,724
	CrownRock LP / CrownRock Finance Inc
2,170,000	5.625%, 10/15/25	2,214,051
	Energean Israel Finance Ltd
1,275,000	4.500%, 3/30/24	1,264,481
	Energy Transfer LP
1,000,000	4.250%, 4/1/24	1,020,752
	Galaxy Pipeline Assets Bidco Ltd
1,125,448	1.750%, 9/30/27	1,081,199
	Perusahaan Gas Negara Tbk PT
1,499,000	5.125%, 5/16/24	1,554,135
	Petroleos Mexicanos
GBP 1,962,000	8.250%, 6/2/22	2,599,758
	Plains All American Pipeline LP / PAA Finance Corp
2,176,000	4.650%, 10/15/25	2,239,938
	Ras Laffan Liquefied Natural Gas Co Ltd 3
458,600	5.838%, 9/30/27	490,049
750,000	6.332%, 9/30/27	800,850
	Sabine Pass Liquefaction LLC
1,130,000	5.750%, 5/15/24	1,184,033
	USA Compression Partners LP / USA Compression Finance Corp
1,180,000	6.875%, 9/1/27	1,186,354
	Wintershall Dea Finance BV
EUR 3,700,000	0.452%, 9/25/23	3,998,619
		25,402,428
Food & Drug Retail: 0.9%
	Bellis Acquisition Co PLC
GBP 575,000	3.250%, 2/16/26	699,727
	Casino Guichard Perrachon SA
EUR 2,100,000	1.865%, 6/13/22	2,326,041
	Lion/Polaris Lux 4 SA
EUR 400,000	4.000% (3 Month EURIBOR + 4.000%), 7/1/26 [1]	442,182
	Quatrim SASU
EUR 1,000,000	5.875%, 1/15/24	1,109,077
		4,577,027
Food/Beverage/Tobacco: 1.8%
	Coca-Cola Europacific Partners PLC
1,600,000	1.500%, 1/15/27	1,464,485
	Coca-Cola Icecek AS
1,500,000	4.215%, 9/19/24	1,471,035
	General Mills Inc
EUR 500,000	0.125%, 11/15/25	532,203
	Herbalife Nutrition Ltd / HLF Financing Inc
625,000	7.875%, 9/1/25	641,678
	Louis Dreyfus Co Finance BV
200,000	5.250%, 6/13/23	203,900
EUR 1,825,000	2.375%, 11/27/25	2,032,327
	Olam International Ltd
400,000	4.375%, 1/9/23	401,880
	Sigma Alimentos S.A. de CV
850,000	4.125%, 5/2/26	857,344
	Viterra Finance BV
EUR 1,000,000	0.375%, 9/24/25	1,042,917
		8,647,769
Gaming: 0.6%
	Caesars Entertainment Inc
1,000,000	6.250%, 7/1/25	1,034,800
	Cirsa Finance International SARL
EUR 275,980	6.250%, 12/20/23	307,352
	International Game Technology PLC
EUR 400,000	3.500%, 6/15/26	446,501
	MGM Resorts International
1,250,000	6.750%, 5/1/25	1,295,806
		3,084,459
Healthcare: 2.3%
	Bausch Health Cos Inc
1,150,000	9.000%, 12/15/25	1,192,665
	GN Store Nord AS
EUR 760,000	0.750%, 12/6/23	836,344
EUR 1,770,000	0.875%, 11/25/24	1,912,450
	GSK Consumer Healthcare Capital UK PLC
970,000	3.125%, 3/24/25	968,985
	GSK Consumer Healthcare Capital US LLC
381,000	3.375%, 3/24/27	382,124
	MPT Operating Partnership LP / MPT Finance Corp
GBP 510,000	2.550%, 12/5/23	663,488
EUR 300,000	3.325%, 3/24/25	343,567
GBP 1,300,000	2.500%, 3/24/26	1,620,859
	Rossini SARL
EUR 350,000	3.875% (3 Month EURIBOR + 3.875%), 10/30/25 [1]	385,050
	Teva Pharmaceutical Finance Netherlands II BV
EUR 775,000	3.750%, 5/9/27	811,842
	Teva Pharmaceutical Finance Netherlands III BV
1,815,000	2.800%, 7/21/23	1,798,937
		10,916,311
Homebuilders/Real Estate: 4.8%
	Akelius Residential Property
EUR 1,200,000	–%, 3/14/24 [8]	1,328,757
	American Tower Corp
EUR 1,000,000	0.450%, 1/15/27	1,039,856
	ARGAN SA
EUR 1,400,000	1.011%, 11/17/26	1,443,001
	CTP NV
EUR 400,000	0.500%, 6/21/25	420,034
	DEMIRE Deutsche Mittelstand Real Estate AG
EUR 1,800,000	1.875%, 10/15/24	1,942,455
	DIC Asset AG
EUR 600,000	2.250%, 9/22/26	584,568
	Hammerson Ireland Finance DAC
EUR 325,000	1.750%, 6/3/27	333,095
	Hammerson PLC
GBP 1,000,000	3.500%, 10/27/25	1,279,277
	HOWOGE Wohnungs-baugesellschaft mbH
EUR 300,000	–%, 11/1/24 [8]	323,388
	Immobiliare Grande Distribuzione SIIQ SPA
EUR 975,000	2.125%, 11/28/24	1,076,466
	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp
1,430,000	5.250%, 10/1/25	1,426,325
	Lar Espana Real Estate Socimi SA
EUR 500,000	1.750%, 7/22/26	536,227
	Lennar Corp
1,500,000	5.875%, 11/15/24	1,582,420
	MasTec Inc
1,180,000	4.500%, 8/15/28	1,173,706
	NE Property BV
EUR 2,500,000	1.750%, 11/23/24	2,723,729
	Samhallsbyggnadsbolaget i Norden AB
EUR 650,000	1.750%, 1/14/25	695,597
	Service Properties Trust
1,430,000	5.000%, 8/15/22	1,424,788
	Tritax EuroBox PLC
EUR 600,000	0.950%, 6/2/26	625,661
	Trust Fibra Uno
350,000	5.250%, 12/15/24	360,394
350,000	5.250%, 1/30/26	361,989
	Vivion Investments SARL
EUR 1,000,000	3.000%, 8/8/24	1,067,327
	Webuild SPA
EUR 1,125,000	5.875%, 12/15/25	1,268,398
EUR 200,000	3.875%, 7/28/26	209,571
		23,227,029
Hotels: 0.7%
	Hyatt Hotels Corp
485,000	1.800%, 10/1/24	467,507
	Marriott International Inc
125,000	3.600%, 4/15/24	126,459
	Whitbread Group PLC
GBP 2,000,000	3.375%, 10/16/25	2,639,995
		3,233,961
Insurance: 0.3%
	Rothesay Life PLC
GBP 800,000	8.000%, 10/30/25	1,204,196

Leisure: 1.2%
	Carnival Corp
EUR 800,000	1.875%, 11/7/22	879,393
	CPUK Finance Ltd
GBP 375,000	3.588%, 8/28/25	506,146
GBP 510,000	6.500%, 8/28/26	676,994
	Expedia Group Inc
1,500,000	6.250%, 5/1/25	1,606,518
1,225,000	5.000%, 2/15/26	1,285,012
	Royal Caribbean Cruises Ltd
625,000	9.125%, 6/15/23	651,509
		5,605,572
Metals/Mining: 0.4%
	Gold Fields Orogen Holdings BVI Ltd
1,700,000	5.125%, 5/15/24	1,736,431

Paper: 0.2%
	Inversiones CMPC SA
1,000,000	4.375%, 5/15/23	1,017,505

Publishing/Printing: 0.2%
	Informa PLC
EUR 1,000,000	2.125%, 10/6/25	1,119,734

Quasi & Foreign Government: 0.9%
	African Export-Import Bank
1,320,000	4.125%, 6/20/24	1,322,739
	Eastern & Southern African Trade & Development Bank
2,800,000	4.875%, 5/23/24	2,817,416
	Emirates Development Bank PJSC
420,000	1.639%, 6/15/26	393,787
		4,533,942
Railroads: 0.1%
	Getlink SE
EUR 425,000	3.500%, 10/30/25	481,656

Services: 1.2%
	ISS Finance BV
EUR 150,000	1.250%, 7/7/25	164,906
	Loxam SAS
EUR 1,560,000	3.250%, 1/14/25	1,703,773
	Ocado Group PLC
GBP 575,000	3.875%, 10/8/26	675,960
	Paganini Bidco SPA
EUR 425,000	4.250% (3 Month EURIBOR + 4.250%), 10/30/28 [1]	466,625
	Sabre GLBL Inc
1,380,000	7.375%, 9/1/25	1,443,294
	Verisure Holding AB
EUR 365,000	3.875%, 7/15/26	395,684
EUR 460,000	3.250%, 2/15/27	479,299
	Zenith Finco PLC
GBP 450,000	6.500%, 6/30/27	541,780
		5,871,321
Steel: 0.1%
	JSW Steel Ltd
470,000	5.250%, 4/13/22	469,323

Super Retail: 1.0%
	AA Bond Co Ltd
GBP 740,000	2.750%, 7/31/23	963,741
GBP 985,000	4.875%, 7/31/24	1,318,679
	El Corte Ingles SA
EUR 1,450,000	3.625%, 3/15/24	1,633,878
	Lowe's Cos Inc
366,000	3.350%, 4/1/27	368,909
	PVH Corp
EUR 625,000	3.625%, 7/15/24	720,287
		5,005,494
Technology: 1.7%
	ams-OSRAM AG
EUR 2,100,000	6.000%, 7/31/25	2,392,274
	Arqiva Broadcast Finance PLC
GBP 1,500,000	6.750%, 9/30/23	1,976,558
	Dell International LLC / EMC Corp
2,300,000	6.020%, 6/15/26	2,496,452
	Qorvo Inc
1,450,000	1.750%, 12/15/24	1,384,822
		8,250,106
Telecommunications: 3.7%
	Bharti Airtel International Netherlands BV
1,800,000	5.350%, 5/20/24	1,861,854
	Iliad SA
EUR 1,500,000	0.750%, 2/11/24	1,609,028
	LCPR Senior Secured Financing DAC
540,000	6.750%, 10/15/27	555,466
	PLT VII Finance SARL
EUR 375,000	4.625%, 1/5/26	411,046
EUR 375,000	4.625% (EE0003M + 4.625%), 1/5/26 [1]	415,838
	PPF Telecom Group BV
EUR 1,600,000	3.500%, 5/20/24	1,800,577
EUR 2,000,000	2.125%, 1/31/25	2,171,764
	Rogers Communications Inc
844,000	2.950%, 3/15/25	840,476
	Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC
431,250	4.738%, 3/20/25	440,754
	TalkTalk Telecom Group Ltd
GBP 1,650,000	3.875%, 2/20/25	1,889,532
	Telecom Italia SPA
EUR 1,000,000	4.000%, 4/11/24	1,136,573
1,430,000	5.303%, 5/30/24	1,453,202
	T-Mobile USA Inc
1,180,000	3.500%, 4/15/25	1,190,313
2,510,000	2.250%, 2/15/26	2,374,303
		18,150,726
Transportation Excluding Air/Rail: 2.8%
	Aeroporti di Roma SPA
GBP 900,000	5.441%, 2/20/23	1,213,472
	DP World Crescent Ltd
500,000	3.908%, 5/31/23	506,369
	Firstgroup PLC
GBP 950,000	6.875%, 9/18/24	1,365,296
	Gatwick Funding Ltd
GBP 2,000,000	5.250%, 1/23/24	2,751,195
GBP 200,000	6.125%, 3/2/26 [1]	294,100
	GXO Logistics Inc
2,175,000	1.650%, 7/15/26	1,969,307
	Heathrow Funding Ltd
GBP 1,950,000	7.125%, 2/14/24	2,744,689
	Pelabuhan Indonesia II PT
200,000	4.250%, 5/5/25	203,214
	Rail Transit International Development Co Ltd
EUR 1,500,000	1.625%, 6/22/22	1,654,347
	Stagecoach Group PLC
GBP 650,000	4.000%, 9/29/25	872,873
		13,574,862
Utilities: 1.7%
	Beijing Gas Singapore Capital Corp
1,500,000	2.750%, 5/31/22	1,500,135
390,000	1.875%, 1/18/25	374,345
	Drax Finco PLC
EUR 300,000	2.625%, 11/1/25	334,532
	Hero Asia Investment Ltd
200,000	1.500%, 11/18/23	194,328
	ReNew Power Pvt Ltd
400,000	6.450%, 9/27/22	401,790
	Tabreed Sukuk Spc Ltd
750,000	5.500%, 10/31/25	797,272
	Thames Water Utilities Finance PLC
GBP 1,271,000	2.375%, 5/3/23	1,662,312
	Vena Energy Capital Pte Ltd
3,000,000	3.133%, 2/26/25	2,919,677
		8,184,391
TOTAL CORPORATE BONDS
(Cost $427,610,863)		412,282,689

COLLATERALIZED LOAN OBLIGATIONS: 2.3%
Collaterised Debt Obligation: 2.3%
	Ares European CLO XV DAC
EUR 750,000	0.950% (3 Month EURIBOR + 0.950%), 1/15/36 [1]	821,844
	Aurium CLO IX DAC
EUR 500,000	–% (3 Month EURIBOR + 0.950%), 10/28/34 [1,8]	550,693
	Aurium Clo VIII DAC
EUR 780,000	0.850% (3 Month EURIBOR + 0.850%), 6/23/34 [1]	854,900
	Barings Euro CLO 2019-1 DAC
EUR 500,000	0.960% (3 Month EURIBOR + 0.960%), 10/15/34 [1]	549,278
	Capital Four CLO III DAC
EUR 1,000,000	1.020% (3 Month EURIBOR + 1.020%), 10/15/34 [1]	1,093,830
	Carlyle Global Market Strategies Euro CLO 2015-1 DAC
EUR 500,000	0.960% (3 Month EURIBOR + 0.960%), 1/16/33 [1]	548,257
	CVC Cordatus Loan Fund VIII DAC
EUR 1,000,000	0.850% (3 Month EURIBOR + 0.850%), 7/15/34 [1]	1,093,257
	Dunedin Park CLO DAC
EUR 500,000	0.980% (3 Month EURIBOR + 0.980%), 11/20/34 [1]	549,676
	Euro-Galaxy VII CLO DAC
EUR 750,000	0.830% (3 Month EURIBOR + 0.830%), 7/25/35 [1]	817,334
	Hayfin Emerald CLO I DAC
EUR 1,000,000	0.820% (3 Month EURIBOR + 0.820%), 4/17/34 [1]	1,090,752
	Penta CLO 7 DAC
EUR 500,000	0.950% (3 Month EURIBOR + 0.950%), 1/25/33 [1]	547,804
	RRE 2 Loan Management DAC
EUR 500,000	0.860% (3 Month EURIBOR + 0.860%), 7/15/35 [1]	545,937
	RRE 6 Loan Management DAC
EUR 500,000	0.870% (3 Month EURIBOR + 0.870%), 4/15/35 [1]	546,447
	St Paul's CLO IX DAC
EUR 500,000	0.940% (3 Month EURIBOR + 0.940%), 7/20/35 [1]	549,702
	Tikehau CLO II DAC
EUR 800,000	0.990% (3 Month EURIBOR + 0.990%), 9/7/35 [1]	877,849
		11,037,560
TOTAL COLLATERALIZED LOAN OBLIGATIONS
(Cost $11,830,759)		11,037,560

CONVERTIBLE BONDS: 3.2%
Banking: 2.1%
	Abanca Corp Bancaria SA
EUR 700,000	6.125% (5 Year Swap Rate EUR + 5.927%), 1/18/29 [1,4]	805,848
	Australia & New Zealand Banking Group Ltd
EUR 800,000	1.125% (5 Year Swap Rate EUR + 1.400%), 11/21/29 [1,4]	870,027
	Bank of Ireland Group PLC
1,890,000	4.125% (5 Year CMT Rate + 2.500%), 9/19/27 [1,4]	1,888,677
	Barclays PLC
EUR 2,800,000	2.000% (5 Year Swap Rate EUR + 1.900%), 2/7/28 [1,4]	3,116,188
	National Australia Bank Ltd
GBP 500,000	1.699% (GUKG5 + 1.400%), 9/15/31 [1,4]	608,990
	Standard Chartered PLC
2,310,000	5.200%, 1/26/24	2,369,869
	Virgin Money UK PLC
GBP 290,000	2.625% (GUKG5 + 2.250%), 8/19/31 [1,4]	359,496
		10,019,095
Diversified Financial Services: 0.7%
	Credit Suisse AG
3,525,000	6.500%, 8/8/23	3,623,030

Insurance: 0.4%
	QBE Insurance Group Ltd
GBP 1,500,000	6.115% (5 Year Swap Rate GBP + 5.000%), 5/24/42 [1,4]	1,978,970

TOTAL CONVERTIBLE BONDS
(Cost $16,339,624)		15,621,095

BANK LOANS: 4.8%
Airlines: 0.2%
	British Airways
GBP 700,000	–%, 2/21/26 [1,2,3,6,7]	906,999

Broadcasting: 0.2%
	Gray Television D
675,000	3.099% (1 Month LIBOR + 3.000%), 12/1/28 [1,2]	672,408

Cable/Satellite TV: 0.2%
	Virgin Media 6/21 (T/L B)
EUR 900,000	3.500% (6 Months EurIBOR + 3.500%), 1/31/29 [1,2,6]	986,236

Capital Goods: 0.1%
	Ali Group
550,000	2.447%, 12/20/28 [1,2,3,6]	542,897

Chemicals: 0.6%
	Flint Group TL 1L
EUR 1,431,010	5.000% (3 Months EurIBOR + 4.250%), 9/7/23 [1,2]	1,515,783
	LSF11 Skyscraper Performance (EUR) B4
EUR 1,000,000	3.500% (3 Months EurIBOR + 3.500%), 9/30/27 [1,2]	1,097,494
		2,613,277
Diversified Financial Services: 0.2%
	Citadel Securities B (01/21)
487,519	2.604% (1 Month LIBOR + 2.500%), 2/2/28 [1,2]	485,559
	Trans Union
412,522	2.750% (1 Month LIBOR + 2.250%), 12/1/28 [1,2,6]	410,115
		895,674
Environmental: 0.2%
	Clean Harbors (9/21)
374,063	2.104% (1 Month LIBOR + 2.000%), 10/8/28 [1,2]	371,257
	Covanta Holding Corporation B
601,568	3.000% (1 Month LIBOR + 2.500%), 11/30/28 [1,2]	599,688
	Covanta Holding Corporation C
48,432	3.000% (1 Month LIBOR + 2.500%), 11/30/28 [1,2]	48,281
		1,019,226
Healthcare: 0.7%
	Elanco Animal Health B
463,020	2.849% (1 Month LIBOR + 1.750%), 8/1/27 [1,2,6]	456,473
	HRA Term Loan
EUR 1,500,000	3.500% (3 Months EurIBOR + 3.500%), 9/20/24 [1,2]	1,653,161
	ICON Luxembourg B
234,421	2.750% (3 Months LIBOR + 2.250%), 7/1/28 [1,2]	233,616
	PRA Health Sciences (Indigo Merger) B
63,933	2.750% (3 Months LIBOR + 2.250%), 7/1/28 [1,2]	63,714
	Ramsay B 2027
EUR 1,000,000	2.500% (3 Months EurIBOR + 2.500%), 4/22/27 [1,2]	1,088,163
		3,495,127
Services: 0.9%
	Assystem New B
EUR 3,000,000	4.250% (6 Months EurIBOR + 4.250%), 9/28/24 [1,2]	3,240,296
	Fugue Finance (Nord Anglia)
EUR 1,000,000	3.250% (3 Months EurIBOR + 3.250%), 9/1/24 [1,2,6]	1,094,734
	Summer (BC) Bidco ADDITIONAL B2 (6/21) (Kantar)
199,000	5.250% (3 Months LIBOR + 4.500%), 12/25/26 [1,2]	198,171
		4,533,201
Super Retail: 0.4%
	L1R HB Finance (Holland & Barrett)
GBP 2,015,319	5.337% (3 Months LIBOR + 5.250%), 8/31/24 [1,2]	1,868,308

Technology: 0.2%
	GFK B (4/21)
EUR 1,000,000	3.500% (3 Months EurIBOR + 3.500%), 5/10/28 [1,2]	1,091,874

Telecommunications: 0.4%
	WP/AP Telcom (EUR) (T-Mobile Netherlands)
EUR 1,750,000	4.000%, 3/25/29 [1,2,3,6]	1,931,108

Transportation Excluding Air/Rail: 0.5%
	First Student Bidco B (First Transit)
383,008	3.500% (3 Months LIBOR + 3.000%), 7/21/28 [1,2]	380,401
	First Student Bidco C (First Transit)
141,733	3.500% (3 Months LIBOR + 3.000%), 7/21/28 [1,2]	140,769
	Silk Bidco B (Hurtigruten)
EUR 2,000,000	4.000% (6 Months EurIBOR + 4.000%), 2/22/25 [1,2]	1,999,867
		2,521,037
TOTAL BANK LOANS
(Cost $24,910,276)		23,077,372

TOTAL INVESTMENTS IN SECURITIES: 95.1%
(Cost $480,691,523)		462,018,716
Other Assets in Excess of Liabilities: 4.9%		24,037,900
TOTAL NET ASSETS: 100.0%		$486,056,616

†	In USD unless otherwise indicated.
CMT	Constant Maturity Treasury Rate
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
GBP	Great Britain Pound
LIBOR	London Interbank Offered Rate
PIK	Payment-in-Kind - represents the security may pay interest in additional par.
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

[1]	Variable rate security; rate shown is the rate in effect on March 31, 2022. An index may have a negative rate. Interest rate may also be subject to a cap or floor.
[2]
Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.

[3]	Denotes investments purchased on a when-issued or delayed delivery basis.
[4]	Fixed-to-variable or fixed-to-float bond; rate shown is the rate in effect on March 31, 2022. An index may have a negative rate. Interest rate may also be subject to a cap or floor.
[5]	Perpetual call date security. Date shown is next call date.
[6]	All or a portion of the loan may be unfunded.
[7]	Security is fair valued under the Board of Trustees and is categorized as a Level 3 security. Significant unobservable inputs were used to determine fair value.
[8]	Zero coupon security.

Summary of Fair Value Exposure at March 31, 2022

The Muzinich Low Duration Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.
U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2022. See the Schedule of Investments for the industry breakout.

Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$–	$412,282,689	$–	$412,282,689
Collateralized Loan Obligations	–	11,037,560	–	11,037,560
Convertible Bonds	–	15,621,095	–	15,621,095
Bank Loans	–	22,170,373	906,999	23,077,372
Total Assets	$–	$461,111,717	$906,999	$462,018,716
Other Financial Instruments[1]:
Forwards	$–	$3,846,631	$–	$3,846,631
Total Other Financial Instruments	$–	$3,846,631	$–	$3,846,631

[1] Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments and are presented at the net unrealized appreciation/(depreciation) on the investment.

SCHEDULE OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS at March 31, 2022 (Unaudited)

The Muzinich Low Duration Fund (the "Fund") had the following forward foreign currency exchange contracts outstanding with the Bank of New York:

		U.S. Dollar Value at		U.S. Dollar Value at	Unrealized Appreciation
Settlement Date	Currency to be Delivered	March 31, 2022	Currency to be Received	March 31, 2022	(Depreciation)
4/19/2022	EUR 78,400,000	86,778,084	USD 89,071,871	89,071,871	$2,293,787
6/16/2022	EUR 95,800,000	106,304,497	USD 106,144,518	106,144,518	(159,979)
4/19/2022	GBP 39,900,000	52,407,627	USD 54,120,450	54,120,450	1,712,823
		$245,490,208		$249,336,839	$3,846,631